UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	September 30, 2017

United States Government and Agency Obligations 89.88%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 30.32%
Fixed Rates:
	1.16	10/23/17	$1,000,000	$1,000,143
	5.05	06/22/18	500,000	514,243
	1.95	08/28/18	100,000	100,580
Variable Rates:
(LIBOR USD 1 Month+0.01%)	1.25	10/13/17	4,100,000	4,100,270
(LIBOR USD 1 Month+0.03%)	1.27	03/22/18	3,000,000	3,002,439
(Fed Res Daily Prime+(3.08%))	1.17	03/11/19	7,000,000	6,998,480
				15,716,155
Federal Home Loan Bank 49.64%
Fixed Rates:
	1.00	12/19/17	6,500,000	6,498,888
	1.13	03/29/18	750,000	749,820
	1.13	04/25/18	5,000,000	4,996,210
	1.00	06/12/18	1,000,000	997,291
	5.38	08/15/18	480,000	496,760
	1.00	08/28/18	4,000,000	3,987,716
	1.75	12/14/18	3,000,000	3,010,803
	1.50	03/08/19	4,000,000	4,002,268
	1.20	05/23/19	1,000,000	994,310
				25,734,066
Tennessee Valley Authority 9.92%
Fixed Rates:
	6.25	12/15/17	2,930,000	2,960,006
	1.75	10/15/18	2,174,000	2,181,629
				5,141,635

Total United States Government and Agency Obligations				46,591,856
(cost $46,578,613)

Total Investments 89.88%				46,591,856
(cost $46,578,613)
Other assets and liabilities, net 10.12%				5,243,421
Net Assets 100.0%				$51,835,277

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds 90.73%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 1.41%
Bessemer, Alabama Electric Revenue, Refunding, AGM	3.10	12/01/21	$100,000	$104,195
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	366,551
Pelham, Alabama, GO Unlimited	2.00	02/01/18	130,000	130,478
University of South Alabama, University Revenue, Refunding	5.00	11/01/18	500,000	520,665
				1,121,889
Alaska 0.76%
Anchorage, Alaska, Series A	5.00	09/01/26	500,000	603,530

Arizona 0.54%
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	206,888
Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	223,678
				430,566
Arkansas 1.71%
Atkins School District No. 18, Refunding, GO Limited	1.00	02/01/19	420,000	418,950
Cave City School District No. 2-A, Refunding, GO Limited	1.00	02/01/19	260,000	258,492
Hot Springs, Arizona Wastewater Revenue	4.00	12/01/19	510,000	537,673
Paris School District No. 7, Refunding, GO Limited	1.00	06/01/18	150,000	149,729
				1,364,844
California 1.25%
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,016
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	352,767
Newman-Crows Landing Unified School District, GO Unlimited, AGM	4.00	08/01/19	115,000	121,232
Riverside County, California Redevelopment Successor Agency, Refunding, Tax Allocation	5.00	10/01/19	200,000	214,974
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue, AGM	4.25	11/01/22	300,000	300,786
				994,775
Colorado 0.44%
Denver, Colorado Airport System Revenue, Series B	5.00	11/15/27	300,000	347,994

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
District of Columbia 0.41%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	$300,000	$326,580

Florida 5.45%
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	101,917
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	309,497
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	535,090
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	354,872
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	300,000
Hillsborough County, Florida School Board, Refunding, Certificates of Participation, Series A	4.25	07/01/25	300,000	321,423
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	300,259
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	456,066
Margate, Florida Water & Sewer Revenue, Refunding, AGM	4.00	10/01/19	250,000	262,640
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	486,773
Miramar, Florida, Capital Improvement Revenue, Refunding	5.00	10/01/22	305,000	355,862
Polk County, Florida School District Revenue, AGM	5.00	10/01/17	215,000	215,000
Saint Johns County, Florida Transportation Revenue, Refunding, AGM	5.00	10/01/20	310,000	344,354
				4,343,753
Georgia 1.94%
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	617,430
Georgia State Municipal Gas Authority, Toccoa Project, Refunding, AGM	5.00	06/01/22	600,000	671,340
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B, AGM	5.00	07/01/18	250,000	257,168
				1,545,938

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Idaho 0.32%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	$225,000	$255,008

Illinois 4.56%
Chicago Board of Education, GO Unlimited, NATL	5.25	12/01/19	300,000	317,502
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C, AGC	5.25	01/01/23	250,000	271,943
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	540,890
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	270,000	292,113
Du Page County School District No. 33 West Chicago, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,090,319
Illinois Metropolitan Pier & Exposition Authority, Unrefunded, NATL (ZCB)	1.78(1)	06/15/18	415,000	409,543
Illinois Regional Transportation Authority, Series A, AMBAC	7.20	11/01/20	120,000	130,714
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	273,045
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	309,798
				3,635,867
Indiana 1.23%
Clark-Pleasant, Indiana School Building	5.00	01/15/19	275,000	288,552
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L, NATL	5.25	01/01/33	305,000	308,257
Merrillville Redevelopment Authority, Tax Allocation	5.00	08/15/20	350,000	383,828
				980,637
Iowa 0.82%
Clive, Iowa, GO Unlimited, Series A	2.00	06/01/19	235,000	238,666
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	413,792
				652,458
Kansas 1.43%
Sedgwick County, Kansas, Unified School District No. 261 Haysville, GO Unlimited	5.00	11/01/17	885,000	887,814

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Kansas (cont'd)
Wichita, Kansas, Refunding, GO Unlimited, Series A	5.00	12/01/17	$250,000	$251,675
				1,139,489
Kentucky 1.30%
Fort Thomas Independent School District Finance Corp., Series C	2.00	11/01/17	465,000	465,344
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	573,265
				1,038,609
Louisiana 2.05%
Louisiana Office Facilities Corp, Refunding	5.00	11/01/17	700,000	702,170
Louisiana State, GO Unlimited, Series A	5.00	08/01/26	800,000	933,976
				1,636,146
Michigan 4.52%
Detroit, Michigan Local Development Financing Authority, Refunding, Tax Allocation, Series A	5.38	05/01/18	35,000	35,036
Gibraltar, Michigan School District, Refunding, GO Unlimited, AGM	5.00	05/01/21	475,000	518,140
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	290,489
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	111,375
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	211,176
Michigan Strategic Fund, Series A, AGC	5.00	10/15/17	200,000	200,260
Oxford Area Community School District, GO Unlimited, Series A, Q-SBLF	5.00	05/01/22	365,000	420,436
Portage Public Schools, School Building & Site, GO Unlimited, AGM	5.00	05/01/20	300,000	306,981
Romeo Community School District, Refunding, GO Unlimited, Q-SBLF	3.00	05/01/18	500,000	505,340
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	270,634
Wyoming, Michigan, Water Supply System, Refunding	4.00	06/01/20	215,000	229,257
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	501,432
				3,600,556
Minnesota 0.93%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	535,000	535,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Minnesota (cont'd)
Lake Washington Sanitary District, GO Unlimited, Series A, AGM	2.00	02/01/18	$205,000	$205,734
				740,734
Mississippi 0.51%
Rankin County School District, GO Limited	2.00	08/01/19	400,000	406,568
Missouri 2.51%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	215,000	224,516
Kansas City, Missouri, Refunding, Series B	5.00	08/01/19	650,000	694,389
Kansas City, Missouri Water Revenue, Series F, AGM	4.00	12/01/22	250,000	281,588
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	265,000
Missouri State Regional Convention & Sports Complex Authority	5.00	08/15/19	500,000	536,115
				2,001,608
New Hampshire 0.51%
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	403,728

New Jersey 2.95%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00	11/01/18	500,000	495,610
Camden County, New Jersey Improvement Authority, Refunding	4.00	01/15/18	600,000	605,226
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	255,615
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A, AGM	5.63	09/01/18	400,000	416,212
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	581,880
				2,354,543
New York 9.51%
Greece, New York Central School District, GO Unlimited	2.00	06/15/19	455,000	462,726
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	529,440

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
New York (cont'd)
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	$350,000	$382,389
New York City, GO Unlimited, Series B	5.00	08/01/19	400,000	428,524
New York City, GO Unlimited, Series E	5.25	08/01/22	875,000	1,029,473
New York City, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,164,929
New York State Thruway Authority, Series B	5.00	04/01/27	1,335,000	1,334,999
New York State Urban Development, Series D	5.50	01/01/19	250,000	263,908
New York State Urban Development, NATL	5.50	03/15/19	615,000	654,458
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	211,035
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	465,000
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	648,582
				7,575,463
North Carolina 2.71%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	224,006
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,108,939
North Carolina Medical Care Commission, Firsthealth Carolina Project, Refunding, Series C	4.00	10/01/17	420,000	420,000
North Carolina State Municipal Power Agency No. 1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	404,272
				2,157,217
Ohio 1.77%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding, AGM	5.25	09/15/22	130,000	153,444
Hamilton County, Ohio, Series A	5.00	12/01/24	500,000	607,040
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	652,360
				1,412,844
Oklahoma 0.42%
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	330,363

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Oregon 0.27%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	$200,000	$216,756

Pennsylvania 3.50%
Allegheny County, Pennsylvania Sanitary Authority, AGM	5.00	06/01/19	700,000	744,443
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services, AMBAC	5.50	08/01/18	295,000	305,711
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	678,638
Pocono Mountain School District, AGM	4.00	09/01/25	300,000	338,544
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	431,392
Wilkes-Barre Finance Authority, University of Scranton, Refunding, Series A	5.00	11/01/19	275,000	292,749
				2,791,477
South Carolina 1.18%
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	633,876
Spartanburg County, South Carolina Sanitation Sewer District, Series A, AGC	3.50	03/01/19	300,000	309,924
				943,800
Tennessee 0.28%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding, AGM	5.00	05/01/20	200,000	218,964

Texas 23.03%
Addison, Texas Certificates of Obligation, GO Limited	4.00	02/15/20	250,000	252,855
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	141,855
Arlington, Texas, GO Limited, Series B	2.00	08/15/19	500,000	509,220
Bryan Independent School District, GO Unlimited, Series A, PSF-GTD	5.00	02/15/22	410,000	471,553
Cedar Hill Texas, Refunding, GO Limited	5.00	02/15/22	800,000	920,832
Center, Texas Certificates of Obligation, GO Limited, AGM (ZCB)	3.66(1)	02/15/20	150,000	143,705
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	128,476

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont'd)
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	$350,000	$379,505
Culberson County-Allamoore Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/19	860,000	882,807
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded, AMBAC	4.50	10/01/19	165,000	165,000
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded, AMBAC	4.50	10/01/19	60,000	60,000
Denton, Texas, Refunding, GO Limited	5.00	02/15/19	500,000	527,286
Dimmitt Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	305,000	324,398
Fort Worth, Texas Water & Sewer System Revenue	5.00	02/15/19	800,000	843,320
Garland, Texas, GO Limited	5.00	02/15/25	650,000	707,298
Harris County, Texas Municipal Utility District No. 382, GO Unlimited, BAM	3.00	04/01/22	305,000	314,306
Hays County, Texas, GO Limited	5.00	02/15/23	500,000	507,350
Houston Community College System, GO Limited	5.00	02/15/19	755,000	796,200
Houston, Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	45,121
Houston, Texas Combined Utility System Revenue, Prerefunded, AGM	5.00	11/15/27	150,000	150,714
Longview, Texas Waterworks & Sewer System Revenue, Refunding	3.00	03/01/22	610,000	649,717
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	564,010
Lubbock-Cooper Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	755,000	804,339
Montgomery County, Texas Municipal Utility District No 119, GO Unlimited, Series A, AGM	4.00	04/01/18	315,000	319,208
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	303,531
Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Refunding	5.00	12/01/21	500,000	562,575
Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	312,882
Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,075,520
Round Rock, Texas, GO Limited	2.00	08/15/19	465,000	473,575
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	445,976

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont'd)
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	$90,000	$93,185
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	98,608
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	358,310
Texas State Public Finance Authority Charter School Finance, Series A	6.20	02/15/40	2,000,000	2,231,619
Texas State, Public Finance Authority, Refunding, GO Unlimited	5.00	10/01/20	1,150,000	1,279,949
Travis County, Texas Water Control & Improvement District No. 10, GO Unlimited	2.00	08/15/19	500,000	509,130
				18,353,935
Utah 1.49%
Davis County, Utah, GO Unlimited	5.00	02/01/19	200,000	210,468
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C, AGM	5.50	05/15/19	180,000	185,854
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	316,149
Weber County, Utah, GO Unlimited	4.00	01/15/22	430,000	478,022
				1,190,493
Virginia 0.71%
Lynchburg, Virginia, Refunding, GO Unlimited	5.00	02/01/19	540,000	568,631

Washington 7.65%
Cowlitz County, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	196,977
Snohomish County, Washington Public Utility District No 1, Refunding	5.00	12/01/17	550,000	553,581
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,080,331
Tacoma, Washington Metropolitan Park District, GO Unlimited, Series B	4.00	12/01/19	355,000	377,472
Thurston County, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,814,880
Washington State Health Care Facilities Authority, Seattle Children's Hospital Project	5.00	10/01/17	150,000	150,000
Washington State, Motor Vehicle Fuel Tax, GO Unlimited, Series C	5.00	02/01/19	830,000	873,334
Washington State, Refunding, GO Unlimited, Series A	5.00	01/01/19	1,000,000	1,049,080
				6,095,655

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Wisconsin 0.32%
Waunakee Community School District, GO Unlimited, Series A	5.00	04/01/18	$250,000	$254,995

Total Investments 90.39%				$72,036,413
(cost $71,659,147)
Other assets and liabilities, net 9.61%				7,656,583
Net Assets 100.0%				$79,692,996

(1)	Represents Yield on zero coupon bond.

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 91.42%
Aerospace/Defense 3.58%
Northrop Grumman Corp.	2,000	$575,440
Applications Software 3.89%
Microsoft Corp.	8,400	625,716
Athletic Footwear 2.87%
NIKE, Inc., Class B	8,900	461,465
Chemicals - Diversified 3.88%
LyondellBasell Industries N.V., Class A	6,300	624,015
Computers - Memory Devices 3.27%
NetApp, Inc.	12,000	525,120
Cruise Lines 2.93%
Carnival Corp.	7,300	471,361
Diversified Manufacturing Operations 3.26%
3M Co.	2,500	524,750
Electric - Integrated 3.05%
Exelon Corp.	13,000	489,710
Electronic Components - Miscellaneous 2.48%
Corning, Inc.	13,300	397,936
Electronic Components - Semiconductors 5.78%
Skyworks Solutions, Inc.	5,300	540,070
Xilinx, Inc.	5,500	389,565
		929,635
Finance - Credit Card 3.27%
Visa, Inc., Class A	5,000	526,200
Food - Meat Products 3.72%
Tyson Foods, Inc., Class A	8,500	598,825
Food - Miscellaneous/Diversified 2.78%
Mondelez International, Inc., Class A	11,000	447,260
Investment Management/Advisory Services 3.69%
Ameriprise Financial, Inc.	4,000	594,040
Medica l -Drugs 2.91%
Johnson & Johnson	3,600	468,036
Medical - Generic Drugs 2.54%
Allergan plc	1,990	407,850
Medical - HMO 3.33%
Humana, Inc.	2,200	535,986

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Medical - Wholesale Drug Distribution 2.83%
Cardinal Health, Inc.	6,800	$455,056
Multi-line Insurance 3.20%
Hartford Financial Services Group, Inc.	9,283	514,557
Oil & Gas Drilling 2.92%
Helmerich & Payne, Inc.	9,000	468,990
Oil Companies - Exploration & Production 3.47%
Occidental Petroleum Corp.	8,700	558,627
Oil Refining & Marketing 3.23%
Valero Energy Corp.	6,755	519,662
Property/Casualty Insurance 4.82%
Travelers Co., Inc.	3,400	416,568
XL Group	9,100	358,995
		775,563
REITS - Storage 2.79%
Public Storage	2,100	449,379
Retail - Drug Store 3.29%
CVS Health Corp.	6,500	528,580
Retail-Apparel/Shoe 1.99%
Foot Locker, Inc.	9,100	320,502
Rubber - Tires 2.69%
Goodyear Tire & Rubber Co.	13,000	432,250
Transportation - Rail 2.96%
Union Pacific Corp.	4,100	475,477

Total Common Stocks		14,701,988
(cost $14,025,544)

Exchange-Traded Funds 3.67%
Consumer Staples Select Sector SPDR Fund	1,400	75,572
Financial Select Sector SPDR Fund	5,000	129,300
ProShares Ultra Financial	800	90,272
Real Estate Select Sector SPDR Fund	2,400	77,376
SPDR S&P 500 ETF Trust	100	25,123
Technology Select Sector SPDR Fund	2,000	118,200
Utilities Select Sector SPDR Fund	1,400	74,270

Total Exchange-Traded Funds		590,113
(cost $576,073)

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Rights 0.00%
Food - Retail 0.00%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	$0 #*@†
Property Development Centers, LLC, Contingent Value Right	7,200	0 #*@†

Total Rights		0
(cost $0)

Total Investments 95.09%		15,292,101
(cost $14,601,617)
Other assets and liabilities, net 4.91%		789,221
Net Assets 100.0%		$16,081,322

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 88.48%
Aerospace/Defense 0.00%
Rockwell Collins, Inc.	1	$94
Automotive Truck Parts & Equipment - Original 4.01%
American Axle & Manufacturing Holdings, Inc.	89,000	1,564,620	*
Building & Construction Products - Miscellaneous 3.69%
Trex Company, Inc.	16,000	1,441,120	*
Chemicals - Specialty 3.27%
NewMarket Corp.	3,000	1,277,250
Commercial Services 2.62%
Nutrisystem, Inc.	18,300	1,022,970
Commercial Services - Finance 5.37%
S&P Global, Inc.	13,400	2,094,554
Consumer Products - Miscellaneous 6.91%
Clorox Co.	13,400	1,767,594
WD-40 Co.	8,300	928,770
		2,696,364
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.	100,000	0 #*@†
Finance - Commercial 0.41%
IOU Financial, Inc.	1,099,000	158,541	*
Finance - Investment Banker/Broker 4.15%
Evercore, Inc., Class A	20,200	1,621,050
Firearms & Ammunition 2.12%
Sturm Ruger & Co., Inc.	16,000	827,200
Garden Products 3.21%
Toro Co.	20,200	1,253,612
Golf 3.07%
Callaway Golf Co.	83,000	1,197,690
Home Furnishings 3.71%
Select Comfort Corp.	46,633	1,447,955	*
Investment Management/Advisory Services 3.48%
Eaton Vance Corp.	27,500	1,357,675
Medical - Drugs 10.07%
AbbVie, Inc.	21,363	1,898,316
Eagle Pharmaceuticals, Inc.	12,600	751,464	*
Supernus Pharmaceuticals, Inc.	32,000	1,280,000	*
		3,929,780

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	$0#*@†
Oil Companies - Exploration & Production 1.32%
PentaNova Energy Corp.	1,000,000	344,620	*
PentaNova Energy Corp., 144A	500,000	172,310#	*
		516,930
Protection - Safety 3.92%
Landauer, Inc.	22,746	1,530,806
Real Estate Management/Services 3.17%
HFF, Inc., Class A	31,300	1,238,228
Real Estate Operating/Development 1.01%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	393,477#*@†
Retail - Automobile 4.05%
Copart, Inc.	46,000	1,581,020	*
Retail - Building Products 5.87%
Home Depot, Inc.	14,000	2,289,840
Retail - Restaurants 2.42%
DineEquity, Inc.	22,000	945,560
Telecom Equipment Fiber Optics 1.99%
Oclaro, Inc.	90,000	776,700	*
Television 3.75%
AMC Networks, Inc., Class A	25,000	1,461,750	*
Veterinary Diagnostics 2.74%
Phibro Animal Health Corp., Class A	28,900	1,070,745
Web Hosting/Design 2.15%
NIC, Inc.	48,911	838,824

Total Common Stocks		34,534,355
(cost $32,585,285)

Exchange-Traded Funds 3.59%
Consumer Staples Select Sector SPDR Fund	3,400	183,532
Financial Select Sector SPDR Fund	11,900	307,734
ProShares Ultra Financial	2,000	225,680
Real Estate Select Sector SPDR Fund	5,800	186,992
SPDR S&P 500 ETF Trust	100	25,123
Technology Select Sector SPDR Fund	4,900	289,590

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Exchange-Traded Funds (cont'd)
Utilities Select Sector SPDR Fund	3,400	$180,370
Total Exchange-Traded Funds		1,399,021
(cost $1,365,644)

Warrants 0.00%
Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0 #*@
Gran Colombia Gold Corp., Warrants (March 2019)	250	4	*
		4
Oil Companies - Exploration & Production 0.00%
PentaNova Energy Corp., 144A, Warrants (July 2022)	500,000	0 #*@

Total Warrants		4
(cost $0)

Convertible Debenture 0.79%	Principal Amount
Gold Mining 0.79%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24	$332,971	309,363
(cost $175,839)

Corporate Note 0.60%
Electric - Generation 0.60%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	233,829	233,829#@†
(cost $233,829)

Total Investments 93.46%		36,476,572
(cost $34,360,597)
Other assets and liabilities, net 6.54%		2,554,457
Net Assets 100.0%		$39,031,029

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 78.44%
Agricultural Chemicals 1.03%
Terra Nitrogen Company, L.P.	11,800	$964,650
Agricultural Operations 0.26%
Agriterra Ltd.	69,849,776	243,356	*
Automotive/Truck Parts & Equipment - Original 2.76%
Lear Corp.	7,300	1,263,484
Magna International, Inc.	24,700	1,318,486
		2,581,970
Chemicals - Diversified 5.96%
Dongyue Group, Ltd.	2,877,000	1,794,990
Kanto Denka Kogyo Co., Ltd.	138,000	1,475,227
Kuraray Co., Ltd.	56,800	1,062,716
Tosoh Corp.	54,950	1,240,340
		5,573,273
Chemicals - Fibers 0.97%
Rayonier Advanced Materials, Inc.	66,600	912,420
Chemicals - Specialty 1.56%
Kingboard Laminates Holdings Ltd.	904,300	1,464,783
Coal 4.83%
Alliance Holdings GP	44,300	1,231,983
Caribbean Resources Corp.	17	0#*+@†
China Shenhua Energy Co., Ltd., H shares	561,400	1,327,345
Consolidated Growth Holdings, Ltd.	19,859,173	0#*@†
Jastrzebska Spolka Weglowa SA	74,100	1,960,843	*
Walter Energy, Inc., 144A	4,293	129# *@
		4,520,300
Diamonds/Precious Stones 1.06%
Diamond Fields International Ltd.	360,000	30,295	*
Lucara Diamond Corp.	493,300	956,751
Rockwell Diamonds, Inc., 144A	63,333	761 #*@
		987,807
Diversified Minerals 0.55%
Dundee Sustainable Technologies, Inc.	3,587,500	129,383	*
Encanto Potash Corp., 144A	3,000,000	120,216 #	*
Niocan, Inc., 144A	362,069	20,313 #	*
VR Resources Ltd.	1,125,000	241,184	*
		511,096
Energy - Alternate Sources 4.33%
Pacific Green Energy Corp.	2,400,000	0#*+@†
Siemens Gamesa Renewable Energy	46,800	611,467
SolarEdge Technologies, Inc.	45,700	1,304,735	*
VERBIO Vereinigte BioEnergie	97,700	954,088

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Energy - Alternate Sources (cont'd)
Vestas Wind Systems A.S.	13,100	$1,177,504
		4,047,794
Forestry 4.44%
Bravern Ventures Ltd.	254,431	24,979	*
Canfor Corp.	75,400	1,416,450	*
West Fraser Timber Co., Ltd.	25,300	1,459,908
Western Forest Products, Inc.	587,000	1,256,093
		4,157,430
Gold Mining 10.42%
Centerra Gold, Inc.	200,500	1,412,459
Chesapeake Gold Corp., 144A	52,400	163,783#	*
Continental Gold, Inc.	180,000	435,664	*
Corona Minerals Ltd.	100,000	0#*@†
Evolution Mining Ltd.	79,666	137,898
Highland Gold Mining Ltd.	547,600	1,071,476
Kinross Gold Corp.	1	4	*
Leagold Mining Corp.	500,000	1,262,272	*
NGEx Resources, Inc.	520,500	432,999	*
Northern Star Resources Ltd.	351,700	1,360,627
Radisson Mining Resources, Inc.	2,100,000	252,455	*
Ramelius Resources Ltd.	3,774,800	1,123,542	*
Regis Resources Ltd.	344,200	970,885
Rye Patch Gold Corp.	1,334,000	197,788	*
St Barbara Ltd.	453,400	934,325
		9,756,177
Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0#*@†
Metal - Copper 0.09%
Highland Copper Co., Inc.	1,000,000	84,152	*
Metal - Diversified 4.33%
Aguia Resources Ltd.	3,400,000	1,066,532	*
Filo Mining Corp.	230,000	462,939	*
Glencore plc	54,300	249,237
GoviEx Uranium, Inc., Class A	2,100,000	328,191	*
GoviEx Uranium, Inc., Class A, 144A	58,000	9,064 #	*
Ivanhoe Mines Ltd., Class A	275,500	876,566	*
Orsu Metals Corp., 144A	14,761	2,011 #	*
Sandfire Resources NL	232,200	1,054,371
		4,048,911
Metal - Iron 3.70%
Ferrexpo plc	392,600	1,539,416
Fortescue Metals Group Ltd.	475,700	1,926,463

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Metal - Iron (cont'd)
WAI Capital Investment Corp., 144A	292,500	$0#*@†
		3,465,879
Mining Services 0.00%
Bounty Mining Ltd.	1,692,308	0#*@†
Natural Resource Technology 0.02%
I-Pulse, Inc., 144A (RS)	15,971	16,097#*@†
Non-Ferrous Metals 0.02%
Sterling Group Ventures, Inc.	500,000	20,000	*
Oil - Field Services 5.06%
Atlas African Industries Ltd.	255,854,621	0#*+@†
Maire Tecnimont S.p.A.	194,900	1,079,718
Petrofac Ltd.	195,100	1,178,621
Subsea 7 SA	79,700	1,311,548
TGS-NOPEC Geophysical Co. ASA	48,800	1,163,551
		4,733,438
Oil - US Royalty Trusts 0.10%
BP Prudhoe Bay Royalty Trust	4,000	89,800
Oil Companies - Exploration & Production 6.26%
Africa Energy Corp., 144A	2,110,889	296,057#	*
Beach Energy Ltd.	2,296,000	1,496,814
Ivanhoe Energy, Inc.	18,719	294	*
PentaNova Energy Corp.	6,000,000	2,067,722	*
PentaNova Energy Corp., 144A	2,000,000	689,241 #	*
PentaNova Energy Corp. (RS)	1,000,000	289,481# *@
Range Energy Resources, Inc., 144A	15,000,000	150,271 #	*
SVT Capital Corp.	23,626	1,136 #*@
U.S. Oil Sands, Inc., 144A	198,000	0#*@†
Ultra Petroleum Corp.	99,600	863,532	*
		5,854,548
Oil Companies - Integrated 1.23%
Chevron Corp.	1,300	152,750
China Petroleum & Chemical Corp., Sponsored ADR	13,200	1,000,032
		1,152,782
Oil Refining & Marketing 1.14%
CVR Refining LP	108,800	1,071,680	*
Petrochemicals 2.86%
Braskem, Sponsored ADR	56,000	1,497,440
Sinopec Shanghai Petrochemical, Co., Ltd. H shares	1,980,700	1,183,364
		2,680,804

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Precious Metals 1.04%
SSR Mining, Inc.	92,100	$977,181	*
Real Estate Operating/Development 7.34%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	6,866,669#*@†
Rubber - Tires 1.31%
Goodyear Tire & Rubber Co.	36,900	1,226,925
Steel - Producers 4.38%
BlueScope Steel Ltd.	125,800	1,086,725
Ternium, Sponsored ADR	48,900	1,512,477
Tokyo Steel Manufacturing Co., Ltd.	181,800	1,500,502
		4,099,704
Steel - Specialty 1.39%
Sanyo Special Steel Co., Ltd.	50,600	1,298,269

Total Common Stocks		73,407,895
(cost $137,067,165)

Exchange-Traded Funds 0.99%
Global X Copper Miners ETF	5,000	124,250
Guggenheim Shipping ETF	29,100	344,835
iShares S&P	16,800	174,362
VanEck Vectors Coal ETF	19,700	286,832

Total Exchange-Traded Funds		930,279
(cost $884,901)

Warrants 0.00%
Diversified Minerals 0.00%
VR Resources Ltd., Warrants (March 2019)	562,500	0#*@
Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0#*@
Gran Colombia Gold Corp., Warrants (March 2019)	59,500	954	*
		954
Oil Companies - Exploration & Production 0.00%
PentaNova Energy Corp., 144A, Warrants (July 2022)	2,000,000	0#*@

Total Warrants		954
(cost $0)

Right 0.03%
Oil Companies - Exploration & Production 0.03%
Beach Energy, Ltd.	492,000	28,944#*@
(cost $0)

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2017

Purchased Call Options 2.22%	Contracts	Notional Value	Value
Agricultural Chemicals 0.09%
Potash Corp of Saskatchewan, Strike Price 19.00, Expiration Mar. 2018	600	$50,276	$83,700	*
Exchange-Traded Fund 0.01%
SPDR S&P Oil & Gas Exploration & Production ETF, Strike Price 44.00, Expiration Jan. 2018	1,890	528,070	14,175	*
Gold Mining 0.60%
Franco-Nevada Corp., Strike Price 65.00, Expiration Jan. 2018	140	88,311	187,600	*
Franco-Nevada Corp., Strike Price 80.00, Expiration Jan. 2018	100	32,639	33,500	*
Sandstorm Gold, Ltd., Strike Price 4.00, Expiration Jan. 2018	4,700	237,950	340,750	*
			561,850
Metal - Copper 0.30%
Freeport-McMoRan, Inc., Strike Price 13.00, Expiration Jan. 2018	700	84,555	125,650	*
Turquoise Hill Resources, Ltd., Strike Price 2.00, Expiration Jan. 2018	1,400	113,116	157,500	*
			283,150
Metal - Diversified 0.25%
BHP Billiton Ltd., Strike Price 37.50, Expiration Jan. 2018	500	100,057	207,500	*
BHP Billiton Ltd., Strike Price 45.00, Expiration Jan. 2018	410	115,489	26,035	*
			233,535
Oil Companies - Integrated 0.97%
BP plc, Strike Price 35.00, Expiration Jan. 2018	730	111,663	268,275	*
Chevron Corp., Strike Price 110.00, Expiration Jan. 2018	150	41,106	131,250	*
ExxonMobil Corp., Strike Price 90.00, Expiration Jan. 2018	2,010	426,002	37,185	*
ExxonMobil Corp., Strike Price 85.00, Expiration Jun. 2018	500	100,897	109,500	*
ExxonMobil Corp., Strike Price 90.00, Expiration Jun. 2018	400	42,270	34,000	*
Royal Dutch Shell plc, Strike Price 55.00, Expiration Jan. 2018	400	113,151	232,000	*
TOTAL S.A., Strike Price 52.50, Expiration Jan. 2018	400	54,117	93,000	*
			905,210

Total Purchased Call Options			2,081,620
(cost $2,239,669)

Purchased Put Options 0.12%
Exchange-Traded Fund 0.12%
SPDR Gold Shares, Strike Price 115.00, Expiration Dec. 2017	1,100	152,072	46,200	*
SPDR Gold Shares, Strike Price 118.00, Expiration Dec. 2017	650	48,609	61,750	*

Total Purchased Put Options			107,950
(cost $200,681)

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2017

Convertible Debenture 7.90%	Principal Amount	Value
Gold Mining 7.90%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24	$7,951,710	$7,387,934
(cost $4,222,421)

Corporate Note 3.00%
Electric - Generation 3.00%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	2,805,938	2,805,938#@†
(cost $2,805,938)

Total Investments 92.70%		86,751,514
(cost $147,420,775)
Other assets and liabilities, net 7.30%		6,829,443
Net Assets 100.0%		$93,580,957

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 90.31%
Advanced Materials/Products 1.75%
Nano One Materials Corp.	2,500,000	$2,364,255	*
Capital Pools 0.08%
Pinecrest Resources Ltd.	400,000	112,202	*
Coal 0.00%
Caribbean Resources Corp.	4	0 #*@†
Diamonds/Precious Stones 0.00%
Rockwell Diamonds, Inc., 144A	171,667	2,064 #*@
Diversified Minerals 8.61%
Adamera Minerals Corp., 144A	119,543	8,623 #	*
Auryn Resources, Inc.	1,475,000	3,309,958	*
Bacanora Minerals Ltd.	429,923	447,350	*
Calibre Mining Corp.	4,500,000	504,909	*
Golden Peak Minerals, Inc.	2,299,998	423,962	*+
Golden Predator Mining Corp.	1,250,000	911,641	*
Golden Reign Resources Ltd.	1,000,000	280,505	*
Indochine Mining Ltd.	10,000	0 #*@†
Lithium Americas Corp.	700,000	931,276	*
Lithium X Energy Corp.	2,275,000	3,391,304	*
Rubicon Minerals Corp.	475,000	612,903	*
Terrax Minerals, Inc.	1,000,000	464,837	*
VR Resources Ltd.	1,725,000	369,816	*
		11,657,084
Gold Mining 55.14%
Alexandria Minerals Corp.	6,500,000	286,516	*
Algold Resources Ltd.	5,400,000	714,085	*
Anfield Gold Corp.	1,000,000	360,649	*
Anfield Gold Corp., 144A	500,000	180,325 #	*
Argo Gold, Inc.	1,825,000	270,587	*+
Black Dragon Gold	3,084,000	222,448	*
Bonterra Resources, Inc.	4,000,000	1,298,337	*
Canyon Resources Ltd.	16,175,457	1,025,002	*+
Chesapeake Gold Corp., 144A	192,199	600,742 #	*
Comstock Mining, Inc.	2,665,000	415,740	*
CopperBank Resources Corp.	15,805,418	1,710,063	*+
CopperBank Resources Corp., 144A	174,000	18,826 #	*+
Corona Minerals Ltd.	1,625,000	0 #*@†
Dacian Gold, Inc.	500,000	784,358	*
Eastmain Resources, Inc.	1,500,000	378,682	*
Fiore Gold, Ltd.	2,397,402	2,113,518 #*@
Gold Standard Ventures Corp.	1,000,000	1,620,000	*
IDM Mining Ltd.	5,000,000	520,938	*
IDM Mining Ltd., 144A	95,000	9,898 #	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Gold Mining (cont'd)
K92 Mining Ltd.	1,500,000	$552,995	*
Kirkland Lake Gold Ltd.	372,545	4,801,056
Klondex Mines Ltd.	6,100,000	22,244,039	*
Klondike Gold Corp.	2,250,000	748,347	*
Leagold Mining Corp.	700,000	1,767,181	*
Leagold Mining Corp., 144A	333,000	840,673#	*
Lundin Gold, Inc.	500,000	2,039,671	*
Lundin Gold, Inc., 144A	70,000	285,554 #	*
Malbex Resources, Inc., 144A	133,333	36,866 #	*
Mammoth Resources Corp.	1,454,500	75,770	*+
Marathon Gold Corp.	280,000	240,112	*
McEwen Mining, Inc.	134,764	263,534
Mirasol Resources Ltd.	2,000,000	2,532,559	*
NGEx Resources, Inc.	1,500,000	1,262,272	*
Nighthawk Gold Corp.	1,855,000	1,263,675	*
NV Gold Corp.	1,700,000	544,981	*+
OceanaGold Corp., 144A	5,348	16,159#
Oklo Resources Ltd.	2,000,000	423,240	*
Orca Gold, Inc.	3,950,000	1,899,419	*
Osisko Mining, Inc.	375,000	1,319,375	*
Otis Gold Corp.	1,500,000	384,692	*
Petaquilla Minerals Ltd., 144A	2,660,000	0 #*@†
Pretium Resources, Inc.	200,000	1,851,666	*
Pure Gold Mining, Inc.	3,250,000	1,406,532	*
Radisson Mining Resources, Inc.	5,200,000	625,125	*
Radius Gold, Inc., 144A	125,000	12,523 #	*
Red Pine Exploration, Inc.	8,331,000	801,218	*
Redstar Gold Corp.	15,000,000	901,623	*+
Rise Gold Corp.	2,500,000	290,523	*
Rye Patch Gold Corp.	8,316,873	1,233,117	*
Rye Patch Gold Corp., 144A	1,800,000	266,880 #	*
Seabridge Gold, Inc.	45,000	549,990	*
Seafield Resources Ltd., 144A	1,300,000	0 #*@†
Skeena Resources Ltd.	3,000,000	144,260	*
St Barbara Ltd.	500,000	1,030,354
Strikepoint Gold Corp.	1,100,000	229,213	*
Taurus Gold Ltd., 144A	2,448,381	0 #*@†
TMAC Resources, Inc.	125,000	1,015,829	*
Tolima Gold, Inc.	850,000	5,109	*
Tolima Gold, Inc., 144A	3,250,000	19,535 #	*
TriStar Gold, Inc.	27,308,000	5,143,162	*+
Victoria Gold Corp.	1,500,000	565,017	*
Wesdome Gold Mines Ltd.	1,000,000	1,747,145	*
Westgold Resources Ltd.	500,000	766,945	*
		74,678,650
Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0 #*@†

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Metal - Copper 0.43%
Highland Copper Co., Inc.	5,000,000	$420,757	*
Rockcliff Copper Corp., 144A	2,620,000	167,983#	*
		588,740
Metal - Diversified 8.94%
Cardinal Resources Ltd.	12,000,000	6,703,335	*
Cartier Resources, Inc.	1,000,000	212,382	*
Columbus Gold Corp.	1,750,000	911,641	*
Dalradian Resources, Inc.	1,000,000	1,073,933	*
Filo Mining Corp.	400,000	801,443	*
Genesis Metals Corp.	583,000	77,095	*
Genesis Metals Corp. (RS)	2,917,000	366,451 #*@
Ivanhoe Mines Ltd., Class A	100,000	318,173	*
Nemaska Lithium, Inc.	350,000	395,512	*
New Age Metals, Inc., 144A	143,518	7,476 #	*
Orex Minerals, Inc.	5,000,000	460,830	*
Orsu Metals Corp., 144A	186,922	25,467 #	*
Silver Bull Resources, Inc.	2,074,000	216,085	*
Torq Resources, Inc.	1,000,000	544,981	*
		12,114,804
Mining Services 0.75%
Argent Minerals Ltd.	21,100,000	564,532	*+
Aston Bay Holdings, Ltd. (RS)	825,000	84,798 #*@
Sirios Resources, Inc. (RS)	1,600,000	365,458 #*@
		1,014,788
Non-Ferrous Metals 0.50%
NextSource Materials, Inc.	12,000,000	673,212	*
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0 #*@†
SVT Capital Corp.	1,616	78 #*@
		78
Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A	12,083	11,233 #	*
Precious Metals 14.01%
Amani Gold Ltd.	54,500,000	1,068,531	*
Barsele Minerals Corp.	8,871,299	4,976,886	*+
Brixton Metals Corp.	2,500,000	601,082	*+
Candente Gold Corp., 144A	4,875,000	156,281#	*
Dolly Varden Silver Corp.	5,650,000	2,988,579	*+
Dolly Varden Silver Corp. (RS)	1,000,000	502,505 #*+@
Enforcer Gold Corp.	3,000,000	300,541	*
GFG Resources, Inc.	2,000,000	993,789	*
Kootenay Silver, Inc.	1,000,000	180,325	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Precious Metals (cont'd)
Liberty Gold Corp.	500,000	$192,346	*
Metalla Royalty & Streaming Ltd.	1,000,000	488,880	*
Probe Metals, Inc.	1,000,000	1,282,308	*
Roxgold, Inc.	3,000,000	2,981,366	*
Silver Viper Minerals Corp.	1,300,000	281,202	*
SilverCrest Metals, Inc.	250,000	292,527	*
Toachi Mining, Inc.	4,000,000	1,122,020	*+
Toachi Mining, Inc., 144A	2,000,000	561,010 #	*+
		18,970,178
Silver Mining 0.09%
Santacruz Silver Mining Ltd.	1,000,000	128,231	*

Total Common Stocks		122,315,519
(cost $134,925,212)

Exchange-Traded Funds 2.37%
Direxion Daily Gold Miners Index Bull 3X Shares	50,000	1,592,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares	90,000	1,613,700

Total Exchange-Traded Funds		3,205,700
(cost $4,298,048)

Warrants 0.98%
Diversified Minerals 0.00%
VR Resources Ltd., Warrants (March 2019)	862,500	0 #*@
Gold Mining 0.48%
Alexandria Minerals Corp., 144A, Warrants (June 2019)	1,256,195	0 #*@
Algold Resources Ltd., Warrants (April 2018)	1,250,000	15,027 #	*
Bonterra Resources, Inc., Warrants (December 2017)	625,000	50,090 #	*@
Bonterra Resources, Inc., Warrants (July 2018)	625,000	50,090 #	*@
Fiore Gold Ltd., Warrants (August 2020)	1,300,000	0 #*@
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0 #*@
Gran Colombia Gold Corp., Warrants (March 2019)	96,250	1,543	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	200,000	448,808	*
Osisko Mining, Inc., Warrants (August 2018)	1,000,000	60,108	*
Redstar Gold Corp., Warrants (May 2019)	2,500,000	0 #*+@
TriStar Gold, Inc., 144A, Warrants (April 2019)	1,000,000	0 #*+@
Westgold Resources Ltd., Warrants (March 2019)	100,000	25,101	*
		650,767
Metal - Diversified 0.06%
Genesis Metals Corp., 144A, Warrants (June 2019) (RS)	1,458,500	0 #*@
Minera Alamos, Inc., Warrants (May 2019)	2,225,000	80,244 #	*@
Murchison Minerals Ltd., 144A, Warrants (December 2018)	1,500,000	0 #*@

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Warrant (cont'd)
Metal - Diversified (cont'd)
Orex Minerals, Inc., 144A, Warrants (November 2017)	1,250,000	$0 #*@
		80,244
Precious Metals 0.44%
Barsele Minerals Corp., 144A, Warrants (November 2017)	1,250,000	400,722 #	*+@
Barsele Minerals Corp., 144A, Warrants (March 2018)	600,000	192,346 #	*+@
Probe Metals, Inc., Warrants (February 2018)	625,000	0 #*@
		593,068

Total Warrants		1,324,079
(cost $292,237)

Special Warrant 0.00%
Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants	600,000	0 #*@†
(cost $300,000)

Right 0.49%
Metal - Diversified 0.49%
Cardinal Resources Ltd.	1,500,000	658,896	*
(cost $13,109)

Convertible Debenture 2.31%	Principal Amount
Gold Mining 2.31%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24	$3,365,613	3,126,991
(cost $1,777,353)

Corporate Note 0.55%
Electric - Generation 0.55%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	748,250	748,250 #@†
(cost $748,250)

Total Investments 97.01%		131,379,435
(cost $142,354,209)
Other assets and liabilities, net 2.99%		4,053,830
Net Assets 100.0%		$135,433,265

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 90.53%
Diamonds/Precious Stones 0.75%
Lucara Diamond Corp.	400,000	$775,797
Gold Mining 76.02%
Alio Gold, Inc.	200,000	881,587	*
Argonaut Gold, Inc.	74,800	146,872	*
Beadell Resources Ltd.	3,000,000	445,771	*
Centerra Gold, Inc.	10,000	70,447
Comstock Mining, Inc.	4,621,648	720,977	*
Dundee Precious Metals, Inc.	550,000	1,190,142	*
Evolution Mining Ltd.	32,000	55,391
Golden Star Resources Ltd.	2,500,000	1,920,250	*
Guyana Goldfields, Inc.	300,000	1,005,009	*
Harmony Gold Mining Co. Ltd., Sponsored ADR	375,000	686,250
Highland Gold Mining Ltd.	28,000	54,787
Jaguar Mining, Inc.	7,000,000	1,851,332	*
K92 Mining Ltd.	2,250,000	829,493	*
Kirkland Lake Gold Ltd.	1,127,156	14,525,884
Klondex Mines Ltd.	5,000,000	18,232,819	*
Leagold Mining Corp.	1,900,000	4,796,634	*
Marlin Gold Mining Ltd.	1,375,200	1,102,144	*
Newmont Mining Corp.	100,000	3,751,000
Northern Star Resources Ltd.	600,000	2,321,229
Pantoro Ltd.	2,000,000	329,225	*
Petropavlovsk plc	567,000	60,825	*
Premier Gold Mines Ltd.	500,000	1,430,575	*
Pretium Resources, Inc.	200,000	1,852,000	*
Rye Patch Gold Corp.	12,670,794	1,878,659	*
Sandstorm Gold Ltd.	600,000	2,724,000	*
Sibanye Gold Ltd., Sponsored ADR	114,285	509,711
Silver Lake Resources Ltd.	3,000,000	950,867	*
St Barbara Ltd.	3,000,000	6,182,124
Wesdome Gold Mines Ltd.	2,250,000	3,931,076	*
Westgold Resources Ltd.	2,500,000	3,834,727	*
Zijin Mining Group Co., Ltd., H shares	147,000	50,570
		78,322,377
Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0 #*@†
Metal - Diversified 3.13%
AuRico Metals, Inc.	3,000,000	3,029,453	*
AuRico Metals, Inc. (RS)	200,000	191,865 #*@
		3,221,318
Metal-Diversified 0.26%
Mandalay Resources Corp.	1,000,000	268,483
Precious Metals 8.41%
Coeur Mining, Inc.	200,000	1,838,000	*
Maverix Metals, Inc.	1,090,300	1,529,172	*

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Precious Metals (cont'd)
Roxgold, Inc.	1,272,900	$1,264,994	*
SSR Mining, Inc.	200,000	2,122,000	*
Wheaton Precious Metals Corp.	100,000	1,909,000
		8,663,166
Silver Mining 1.96%
Pan American Silver Corp.	100,000	1,705,000
Santacruz Silver Mining Ltd.	2,500,000	320,577	*
		2,025,577

Total Common Stocks		93,276,718
(cost $72,308,792)

Exchange-Traded Funds 1.56%
Direxion Daily Gold Miners Index Bull 3X Shares	25,000	796,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares	45,000	806,850

Total Exchange-Traded Funds		1,602,850
(cost $2,149,026)

Warrants 0.45%
Gold Mining 0.45%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0 #*@
Gran Colombia Gold Corp., Warrants (March 2019)	37,500	601	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	150,000	336,606	*
Westgold Resources Ltd., Warrants (March 2019)	500,000	125,504	*

Total Warrants		462,711
(cost $219,158)

Convertible Debentures 1.60%	Principal Amount
Gold Mining 1.54%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24	$1,702,944	1,582,205
Precious Metals 0.06%
Primero Mining Corp., 5.75%, maturity 02/28/20, 144A	110,000	67,100#

Total Convertible Debentures		1,649,305
(cost $963,812)

Corporate Notes 0.27%
Coal 0.00%
Caribbean Resources Corp., 19.25%, maturity 06/15/15^	485,766	0 #*@†

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2017

Corporate Notes (cont'd)	Principal Amount	Value
Electric - Generation 0.27%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	$280,594	$280,594 #@†

Total Corporate Notes		280,594
(cost $766,360)

Total Investments 94.41%		97,272,178
(cost $76,407,148)
Other assets and liabilities, net 5.59%		5,758,018
Net Assets 100.0%		$103,030,196

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 88.42%
Agricultural Chemicals 1.21%
Gubre Fabrikalari T.A.S.	423,000	$551,752
Airlines 5.18%
Aegean Airlines S.A.	51,700	494,353
Aeroflot PJSC	224,000	716,047
Deutsche Lufthansa AG	21,200	589,545
Turk Hava Yollari AO	91,000	223,435	*
Wizz Air Holdings plc	8,950	343,439	*
		2,366,819
Airport Development/Maintenance 0.42%
TAV Havalimanlari Holding A.S.	38,700	191,775
Audio/Video Products 0.73%
Vestel Elektronik Sanayi ve Ticaret A.S.	158,000	333,123	*
Automotive - Cars/Light Trucks 2.82%
Ford Otomotiv Sanayi A.S.	45,800	586,102
Tofas Turk Otomobil Fabrikasi A.S.	81,000	701,821
		1,287,923
Automotive Truck Parts & Equipment - Original 0.56%
Brembo S.p.A	15,150	256,446
Building & Construction - Miscellaneous 0.60%
Budimex S.A.	4,550	273,241
Cellular Telecommunication 2.23%
MegaFon PJSC, GDR	63,400	729,590
Mobile TeleSystems OJSC, Sponsored ADR	27,700	289,188
		1,018,778
Chemicals - Diversified 1.65%
Ciech S.A.	28,600	510,872
Petkim Petrokimya Holding A.S.	144,000	241,631
		752,503
Chemicals - Fibers 1.25%
Aksa Akrilik Kimya Sanayii A.S.	111,000	370,468
Lenzing AG	1,379	200,048
		570,516
Coal 1.75%
Jastrzebska Spolka Weglowa S.A.	13,000	344,008	*
Lubelski Wegiel Bogdanka S.A.	22,300	458,248
		802,256
Commercial Banks - Non US 17.97%
Akbank T.A.S.	140,000	369,468

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Commercial Banks - Non US (cont'd)
Akbank T.A.S., Sponsored ADR	7,500	$39,975
Alpha Bank AE	215,700	427,577	*
Banca Transilvania S.A.	357,218	204,159
BRD-Groupe Societe Generale S.A.	83,000	265,951
Eurobank Ergasias S.A.	215,000	191,098	*
National Bank of Greece S.A.	775,000	264,432	*
OTP Bank plc	15,800	593,161
Piraeus Bank S.A.	44,000	151,608	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	14,000	135,724
Raiffeisen Bank International AG	7,500	251,379
Sberbank of Russia, Sponsored ADR	344,500	4,916,015
Turkiye Garanti Bankasi A.S.	150,000	407,556
		8,218,103
Communications Software 0.46%
LiveChat Software S.A.	16,000	208,742
Computer Services 1.55%
Asseco Poland S.A.	39,000	495,006
Luxoft Holding, Inc., Class A	4,500	215,100	*
		710,106
Cosmetics & Toiletries 0.61%
Unilever	4,800	277,821
Diamonds/Precious Stones 0.42%
Alrosa PJSC	133,000	190,323
Diversified Operations 2.39%
KOC Holding A.S.	95,456	437,890
Tekfen Holding A.S.	199,500	655,678
		1,093,568
Electric - Distribution 0.48%
Energa S.A.	60,000	220,552
Electric - Generation 1.47%
CEZ A.S.	12,000	241,041
Inter RAO UES PJSC	6,660,000	429,755
		670,796
Electric - Integrated 1.34%
OGK-2 PJSC	58,000,000	563,957
Public Power Corporation S.A.	20,000	47,258
		611,215
Electronics - Military 0.87%
Aselsan Elektronik Sanayi Ve Ticaret	20,500	151,330
Safran S.A.	2,410	246,275
		397,605

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Entertainment Software 0.66%
CD Projekt S.A.	9,500	$302,997
Finance - Other Services 0.62%
Moscow Exchange MICEX-RTS PJSC	142,000	285,123
Food - Retail 1.14%
BIM Birlesik Magazalar A.S.	11,000	229,354
X5 Retail Group, GDR	6,500	291,850	*
		521,204
Food - Wholesale/Distribution 0.56%
Eurocash S.A.	24,000	254,313
Gold Mining 1.62%
Dundee Precious Metals, Inc.	240,000	519,335	*
Petropavlovsk plc	2,074,000	222,488	*
		741,823
Human Resources 0.46%
Benefit Systems S.A.	825	210,480	*
Machinery-Farm 0.52%
Turk Traktor ve Ziraat Makineleri A.S.	11,000	239,402
Metal - Diversified 0.58%
MMC Norilsk Nickel PJSC, Sponsored ADR	12,200	209,840
Orsu Metals Corp., 144A	402,500	54,839 #	*
		264,679
Metal - Iron 1.05%
Novolipetsk Steel PJSC, GDR	21,000	478,352
Miscellaneous Manufacturing 1.93%
RHI AG	13,750	574,577
Trakya Cam Sanayii	303,763	309,371
		883,948
Multi-line Insurance 2.54%
Allianz	2,900	651,298
UNIQA Insurance Group AG	48,700	510,127
		1,161,425
Oil Companies - Integrated 11.47%
Lukoil PJSC, Sponsored ADR	53,600	2,842,408
MOL Hungarian Oil & Gas plc	44,160	502,212
OMV Petrom S.A., GDR	28,000	317,731
Polskie Gornictwo Naftowe i Gazownictwo S.A.	274,500	511,110
Surgutneftegas OAO, Sponsored ADR	100,000	507,000
Tatneft PAO, Sponsored ADR	13,000	562,120
		5,242,581

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Oil Refining & Marketing 4.81%
Grupa Lotos S.A.	18,000	$294,860
Hellenic Petroleum S.A.	33,500	285,719
Motor Oil Hellas Corinth Refineries S.A.	19,900	476,317
Polski Koncern Naftowy Orlen S.A.	21,300	710,705
Tupras Turkiye Petrol Rafinerileri A.S.	12,600	429,991
		2,197,592
Precious Metals 0.49%
Polymetal International PLC	20,000	225,770
Property/Casualty Insurance 1.05%
Powszechny Zaklad Ubezpieczen S.A.	38,000	479,595
Real Estate Operating/Development 1.35%
GEK Terna Holding Real Estate Construction	135,000	617,535	*
Retail - Automobile 0.49%
Dogus Otomotiv Servis ve Ticaret A.S.	95,000	224,080
Retail - Jewelry 0.33%
Pandora A/S	1,515	149,792
Steel - Producers 5.50%
Eregli Demir ve Celik Fabrikalari T.A.S.	209,500	454,609
Evraz plc	197,500	829,321
Magnitogorsk Iron & Steel Works OJSC, GDR	57,100	552,392
Severstal PAO PJSC, GDR	45,000	679,797
		2,516,119
Telecom Services 1.84%
O2 Czech Republic A.S.	16,100	197,771
Orange Polska S.A.	180,000	261,159
Sistema PJSC FC, GDR	49,000	235,006
Turk Telekomunikasyon A.S.	78,200	149,142
		843,078
Telephone - Integrated 1.46%
Hellenic Telecommunications Organization S.A.	20,600	249,481
Magyar Telekom Telecommunications	230,500	419,682
		669,163
Textile - Apparel 0.44%
LPP S.A.	91	203,841	*
Tobacco 0.43%
Philip Morris CR A.S.	260	195,994
Transportation - Services 0.56%
Oesterreichische Post AG	5,550	256,207

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Web Portals/ISP 0.56%
Yandex, Class A	7,750	$255,363	*

Total Common Stocks		40,424,419
(cost $34,179,012)

Exchange-Traded Funds 3.62%
Direxion Daily Russia Bull 3x Shares	16,700	876,583
iShares MSCI Poland Capped ETF	29,450	781,014

Total Exchange-Traded Funds		1,657,597
(cost $1,476,305)

Total Investments 92.04%		42,082,016
(cost $35,655,317)
Other assets and liabilities, net 7.96%		3,638,575
Net Assets 100.0%		$45,720,591

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks 78.58%
Agricultural Operations 0.17%
First Resources Ltd.	18,000	$25,111
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,000	25,137
		50,248
Airlines 0.93%
AirAsia Berhad	250,000	204,455
Asia Aviation PCL NVDR	350,000	68,793
		273,248
Automotive - Cars & Light Trucks 13.51%
Geely Automobile Holdings Ltd.	866,000	2,459,191
Great Wall Motor Co., Ltd., H shares	170,500	211,022
Guangzhou Automobile Group Co., Ltd., H shares	550,000	1,278,796
		3,949,009
Automotive - Medium & Heavy Duty Trucks 1.19%
Sinotruk Hong Kong Ltd.	250,000	347,790
Automotive/Truck Parts & Equipment - Original 2.48%
Nexteer Automotive Group Ltd.	421,000	725,782
Batteries/Battery Systems 0.29%
Tianneng Power International Ltd.	82,000	84,963
Beverages - Non-alcoholic 0.17%
Vitasoy International Holdings Ltd.	22,000	49,077
Building & Construction Products - Miscellaneous 0.22%
China Lesso Group Holdings Ltd.	35,000	23,933
Hyundai Development -Engineering & Construction	650	20,320
IS Dongseo Co., Ltd.	675	19,389
		63,642
Building Products - Doors & Windows 1.49%
Xinyi Glass Holdings Ltd.	440,000	436,095
Chemicals - Diversified 0.08%
Huchems Fine Chemical Corp.	1,100	23,052
Chemicals - Other 1.00%
Kingboard Chemical Holdings	55,000	292,918
Chemicals - Specialty 1.59%
Fufeng Group Ltd.	40,000	27,481
Kingboard Laminates Holdings Ltd.	270,000	437,346
		464,827

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Coal 2.15%
Adaro Energy Tbk PT	184,000	$24,977
China Shenhua Energy Co., H shares	105,000	248,257
Indo Tambangraya Megah Tbk PT	80,000	120,355
Semirara Mining & Power Co., Class A	256,000	235,441
		629,030
Commercial Banks Non-US 0.42%
Bank Negara Indonesia Persero Tbk PT	225,000	123,722
Commercial Service - Finance 1.11%
Hi Sun Technology China Ltd.	1,401,000	323,591	*
Computers - Integrated System 0.26%
Posiflex Technology, Inc.	16,725	75,671
Computers - Memory Devices 0.55%
ASPEED Technology Ltd.	7,000	162,278
Computers - Peripher Equipment 0.08%
Innolux Corp.	50,000	23,404
Cosmetics & Toiletries 0.08%
Vinda International Holdings Ltd.	13,000	24,454
Diversified Operations 1.19%
Melco International Development Ltd.	120,000	347,626
Electric - Distribution 0.09%
Manila Electric Co.	4,500	25,068
Electronic Components - Miscellaneous 3.53%
AAC Technologies Holdings, Inc.	50,000	846,079
HannStar Display Corp.	420,000	163,152
Tongda Group Holdings Ltd.	80,000	21,569
		1,030,800
Electronic Components - Semiconductors 0.10%
SK Hynix, Inc.	400	29,172
Entertainment Software 1.49%
IGG, Inc.	225,000	302,733
NetEase, Inc., ADR	500	131,905
		434,638
Food - Miscellaneous/Diversified 0.06%
Green Seal Holding Ltd.	8,000	18,161
Internet Application Software 5.38%
Tencent Holdings Ltd.	36,000	1,573,945

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Life/Health Insurance 0.32%
China Life Insurance Co., Ltd.	98,972	$93,336
Machinery - Construction & Mining 1.71%
Lonking Holdings Ltd.	1,175,000	498,570
Medical - Drugs 1.31%
China Pioneer Pharma Holdings Ltd.	380,000	126,731
Consun Pharmaceutical Group Ltd.	305,000	257,335
		384,066
Medical Products 0.75%
China Medical System Holdings Ltd.	125,000	218,906
Multi-line Insurance 2.77%
Ping An Insurance Group Co of China Ltd., H shares	105,000	811,063
Non-Ferrous Metals 0.07%
Sterling Group Ventures, Inc.	500,000	20,000	*
Non-hazardous Waste Disposal 0.32%
China Water Affairs Group Ltd.	130,000	92,332
Oil Companies - Integrated 0.80%
China Petroleum & Chemical Corp., ADR	2,756	208,795
PTT PCL NVDR	2,000	24,490
		233,285
Oil Refining & Marketing 1.46%
Formosa Petrochemical Corp.	35,000	120,895
SK Innovation Co., Ltd.	800	139,435
S-Oil Corp.	250	27,921
Thai Oil PCL NVDR	50,000	138,783
		427,034
Paper & Related Products 0.68%
Nine Dragons Paper Holdings Ltd.	100,000	197,905
Pastoral & Agricultural 0.62%
COFCO Meat Holdings Ltd.	925,000	180,242	*
Petrochemicals 1.83%
AK Holdings, Inc.	2,000	113,537
Lotte Chemical Corp.	518	171,509
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	4,200	251,244
		536,290
Photo Equipment & Supplies 8.62%
Sunny Optical Technology Group Co., Ltd.	157,000	2,520,477
Property/Casualty Insurance 2.24%
Hyundai Marine & Fire Insurance Co., Ltd.	2,581	102,365

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2017

	Shares	Value
Common Stocks (cont'd)
Property/Casualty Insurance (cont'd)
Meritz Fire & Marine Insurance Co., Ltd.	2,727	$58,754
PICC Property & Casualty Co., Ltd., H shares	279,000	494,919
		656,038
Real Estate Operating/Development 5.66%
China Vanke Co., Ltd., H shares	35,000	115,798
Country Garden Holdings Co.	370,000	590,637
Jiayuan International Group Ltd.	400,000	273,974	*
Sino-Ocean Land Holdings Ltd.	670,000	448,504
Yuzhou Properties Co., Ltd.	420,000	227,304
		1,656,217
Retail - Automobile 0.82%
Zhongsheng Group Holdings Ltd.	110,000	238,944
Retail - Home Furnishings 1.47%
Man Wah Holdings Ltd.	480,000	430,724
Semiconductor Equipment 1.98%
ASM Pacific Technology Ltd.	40,000	577,790
Telecom Services 0.42%
Telekomunikasi Indonesia Persero Tbk PT	350,000	121,723
Telecommunication Equipment 5.12%
BYD Electronic International Co., Ltd.	505,000	1,496,453

Total Common Stocks		22,973,606
(cost $14,512,532)

Purchased Call Option 0.60%	Contracts	Notional Value
Diversified Banking - Institutional 0.60%
HSBC Holdings, Strike Price 47.00, Expiration Mar. 2018	500	$146,825	175,000	*
(cost $146,824)

Total Investments 79.18%			23,148,606
(cost $14,659,356)
Other assets and liabilities, net 20.82%			6,086,250
Net Assets 100.0%			$29,234,856

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

Legend

#	Illiquid Security
*	Non-income producing security.
+	Affiliated company (see following)
^	In default on interest payments. Rate shown represents the last coupon rate prior to default.
@
Security was fair valued at September 30, 2017, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2017, were 0.00% of All American Equity Fund, 1.61% of Holmes Macro Trends Fund, 10.66% of Global Resources Fund, 2.11% of World Precious Minerals Fund and 0.46% of Gold and Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

†	Level 3 in accordance with fair value heirarchy.
144A
Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2017 amounted to $172,310, 0,44% of Holmes Macro Trends Fund, $1,467,943, 1.57%, of Global Resources Fund, $3,821,186, 2.82%, of World Precious Minerals Fund, $67,100, 0.07%, of Gold and Precious Metals Fund, and $54,839, 0.12% of Emerging Europe Fund.

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation Bond
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PSF-GTD	Texas Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RS	Restricted Security (see following)
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
ZCB	Zero Coupon Bond

Notes to Portfolios of Investments (unaudited)	September 30, 2017

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2017.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over the counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level

2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

The following table summarizes the valuation of each Fund’s securities as of September 30, 2017, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$46,591,856	$—	$46,591,856
Total	$—	$46,591,856	$—	$46,591,856

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$72,036,413	—	$72,036,413
Total	$—	$72,036,413	$—	$72,036,413

All American Equity Fund
Investments in Securities*
Common Stocks	$14,701,988	$—	$—	$14,701,988
Exchange Traded Funds	590,113	—	—	590,113
Rights	—	—	—	—
Total	$15,292,101	$—	$—	$15,292,101

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Energy - Alternate Sources	$—	$—	$—	$—
Real Estate Operating/Development	—	—	393,477	393,477
All Other Common Stocks	34,140,878	—	—	34,140,878
Exchange Traded Funds	1,399,021	—	—	1,399,021
Warrants:
Gold Mining	—	4	—	4
Oil Companies - Exploration & Production	—	—	—	—
Convertible Debenture	309,363	—	—	309,363
Corporate Note	—	—	233,829	233,829
Total	$35,849,262	$4	$627,306	$36,476,572

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$243,356	$—	$243,356
Chemicals - Diversified	—	5,573,273	—	5,573,273
Chemicals - Specialty	—	1,464,783	—	1,464,783
Coal	1,232,112	3,288,188	—	4,520,300
Diamonds/Precious Stones	987,046	—	761	987,807
Diversified Minerals	490,783	20,313	—	511,096
Energy - Alternate Sources	2,258,823	1,788,971	—	4,047,794
Forestry	4,132,451	24,979	—	4,157,430
Gold Mining	3,774,495	5,981,682	—	9,756,177
Metal - Diversified	2,355,650	1,693,261	—	4,048,911

Notes to Portfolios of Investments (unaudited)	September 30, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Metal - Iron	$—	$3,465,879	$—	$3,465,879
Natural Resource Technology	—	—	16,097	16,097
Oil - Field Services	—	4,733,438	—	4,733,438
Oil Companies - Exploration & Production	4,206,327	1,648,221	—	5,854,548
Petrochemicals	1,497,440	1,183,364	—	2,680,804
Real Estate Operating/Development	—	—	6,866,669	6,866,669
Steel - Producers	1,512,477	2,587,227	—	4,099,704
Steel - Specialty	—	1,298,269	—	1,298,269
All Other Common Stocks	9,081,560	—	—	9,081,560
Exchange Traded Funds	930,279	—	—	930,279
Warrants:
Diversified Minerals	—	—	—	—
Gold Mining	—	954	—	954
Oil Companies - Exploration & Production	—	—	—	—
Right	28,944	—	—	28,944
Purchased Call Options	—	2,081,620	—	2,081,620
Purchased Put Options	—	107,950	—	107,950
Convertible Debenture	7,387,934	—	—	7,387,934
Corporate Note	—	—	2,805,938	2,805,938
Total	$39,876,321	$37,185,728	$9,689,465	$86,751,514

World Precious Minerals Fund
Investments in Securities*
Common Stock:
Coal	$—	$—	$—	$—
Diamonds/Precious Stones	—	—	2,064	2,064
Diversified Minerals	11,470,203	186,881	—	11,657,084
Gold Mining	70,624,107	4,054,543	—	74,678,650
Metal - Diversified	8,216,518	3,898,286	—	12,114,804
Mining Services	450,256	564,532	—	1,014,788
Oil Companies - Exploration & Production	78	—	—	78
Precious Metals	17,901,647	1,068,531	—	18,970,178
All Other Common Stocks	3,877,873	—	—	3,877,873
Exchange Traded Funds	3,205,700	—	—	3,205,700
Warrants:
Diversified Minerals	—	—	—	—
Gold Mining	—	650,767	—	650,767
Metal - Diversified	—	80,244	—	80,244
Precious Metals	—	593,068	—	593,068
Special Warrant	—	—	—	—
Right	658,896	—	—	658,896
Convertible Debenture	3,126,991	—	—	3,126,991
Corporate Note	—	—	748,250	748,250
Total	$119,532,269	$11,096,852	$750,314	$131,379,435

Notes to Portfolios of Investments (unaudited)	September 30, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$64,036,861	$14,285,516	$—	$78,322,377
All Other Common Stocks	14,954,341	—	—	14,954,341
Exchange Traded Funds	1,602,850	—	—	1,602,850
Warrants:
Gold Mining	—	462,711	—	462,711
Convertible Debentures	1,582,205	67,100	—	1,649,305
Corporate Notes	—	—	280,594	280,594
Total	$82,176,257	$14,815,327	$280,594	$97,272,178

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$289,188	$729,590	$—	$1,018,778
Commercial Banks – Non US	4,955,990	3,262,113	—	8,218,103
Computer Services	215,100	495,006	—	710,106
Gold Mining	519,335	222,488	—	741,823
Metal - Diversified	264,679	—	—	264,679
Oil Companies - Integrated	3,911,528	1,331,053	—	5,242,581
Web Portals/ISP	255,363	—	—	255,363
All Other Common Stocks	—	23,972,986	—	23,972,986
Exchange Traded Funds	1,657,597	—	—	1,657,597
Total	$12,068,780	$30,013,236	$—	$42,082,016

China Region Fund
Investments in Securities*
Common Stock:
Entertainment Software	$131,905	$302,733	$—	$434,638
Non-Ferrous Metals	20,000	—	—	20,000
Oil Companies - Integrated	208,795	24,490	—	233,285
Petrochemicals	251,244	285,046	—	536,290
All Other Common Stocks	—	21,749,393	—	21,749,393
Purchased Call Option	—	175,000	—	175,000
Total	$611,944	$22,536,662	$—	$23,148,606

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period December 31, 2016, through September 30, 2017:

Fund	Transfers From Level 1 to Level 2*	Transfers From Level 2 to Level 1*
Global Resources Fund	$-	$1,514,727	(1)
World Precious Minerals Fund	-	7,135,203	(1)
Gold and Precious Metals Fund	-	4,796,634	(1)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2016 through September 30, 2017:

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/16	$-	$-
Ending Balance 09/30/17	$-	$-

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/17(1)

$-	$-

	Common Stocks	Corporate Note	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/16	$293,796	$233,829	$527,625
Net change in unrealized appreciation (depreciation)	99,681	-	99,681
Ending Balance 09/30/17	$393,477	$233,829	$627,306

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/17(1)

$99,681	$-	$99,681

	Common Stocks	Corporate Note	Total
Global Resources Fund
Beginning Balance 12/31/16	$5,264,464	$2,805,938	$8,070,402
Net change in unrealized appreciation (depreciation)	1,618,302	-	1,618,302
Transfers into Level 3*	761	-	761
Ending Balance 09/30/17	$6,883,527	$2,805,938	$9,689,465

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/17(1)

$1,618,302	$-	$1,618,302

Notes to Portfolios of Investments (unaudited)	September 30, 2017

	Common Stocks	Special Warrants	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/16	$-	$-	$748,250	$748,250
Transfers into Level 3*	2,064	-	-	2,064
Ending Balance 09/30/17	$2,064	$-	$748,250	$750,314

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/17(1)

$-	$-	$-	$-

	Common Stocks	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/16	$-	$280,594	$280,594
Ending Balance 09/30/17	$-	$280,594	$280,594

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/17(1)

$-	$-	$-

*	The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 At September 30, 2017.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at September 30, 2017 are as follows:

	Fair Value at 09/30/17	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$-	Market Transaction (1)	Discount	100%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Common Stocks	393,477	Method of Comparables Pricing (2)	Multiples	5.0 - 19.7 (10.1)
Corporate Note	233,829	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	16,858	Market Transaction (1)	Discount	0% - 100% discount (100% discount)
Common Stocks	6,866,669	Method of Comparables Pricing (2)	Multiples	5.0 - 19.7 (10.1)
Corporate Note	2,805,938	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	2,064	Market Transaction (1)	Discount	0% - 100% discount (100% discount)
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Note	748,250	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Corporate Notes	280,594	Market Transaction (1)	Discount	0% - 100% discount (63% discount)

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2017.

		Shares of Affiliated Companies
Global Resources Fund	December 31, 2016	Additions	Reductions	September 30, 2017
Agriterra Ltd.	69,849,776	–	–	69,849,776	(a)
Atlas African Industries Ltd.	255,854,621	–	–	255,854,621
Caribbean Resources Corp.	17	–	–	17
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000

At September 30, 2017, the value of investments in affiliated companies was $0, representing 0.00% of net assets, and the total cost was $31,875,317. There was no realized gain (loss) on transactions and no income earned for the period.

		Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2016	Additions	Reductions	September 30, 2017
Argent Minerals Ltd.	17,100,000	4,000,000	–	21,100,000
Argo Gold, Inc.	–	1,825,000	–	1,825,000
Barsele Minerals Corp.	10,169,000	103,000	(1,400,701)	8,871,299
Barsele Minerals Corp., Warrants	1,850,000	–	–	1,850,000
Bonterra Resources, Inc.	6,500,000	–	(2,500,000)	4,000,000	(a)
Bonterra Resources, Inc., Warrants	1,250,000	–	–	1,250,000	(a)
Brixton Metals Corp.	2,500,000	–	–	2,500,000
Canyon Resources Ltd.	10,006,593	6,168,864	–	16,175,457
CopperBank Resources Corp.	6,979,418	9,000,000	–	15,979,418
Dolly Varden Silver Corp.	5,628,500	1,021,500	–	6,650,000
Enforcer Gold Corp.	-	3,000,000	–	3,000,000	(a)
Fiore Gold, Ltd.(b)	7,746,800	-	(5,349,398)	2,397,402	(a)
Golden Peak Minerals, Inc.	1999,998	300,000	–	2,299,998
Mammoth Resources Corp.	4,818,000	–	(3,363,500)	1,454,500
Minera Alamos, Inc.	4,450,000	–	(4,450,000)	–	(a)
Minera Alamos, Inc., Warrants	2,225,000	–	–	2,225,000	(a)
Murchison Minerals Ltd.	3,000,000	–	(3,000,000)	-	(a)
Murchison Minerals Ltd., Warrants	1,500,000	–	–	1,500,000	(a)
Nano One Materials Corp.	3,100,000	–	(600,000)	2,500,000	(a)
NV Gold Corp.	1,800,000	–	(100,000)	1,700,000
Orex Minerals, Inc.	8,173,000	–	(3,173,000)	5,000,000	(a)
Orex Minerals, Inc., Warrants	1,250,000	–	–	1,250,000	(a)
Red Pine Exploration, Inc.	10,000,000	–	(1,669,000)	8,331,000	(a)
Redstar Gold Corp.	15,000,000	–	–	15,000,000
Redstar Gold Corp., Warrants	2,500,000	–	–	2,500,000
Toachi Mining, Inc.	6,350,000	4,000,000	(4,350,000)	6,000,000
TriStar Gold, Inc.	25,308,000	2,000,000	–	27,308,000
TriStar Gold, Inc., Warrants	–	1,000,000	–	1,000,000

At September 30, 2017, the value of investments in affiliated companies was $22,023,658, representing 16.26% of assets, and the total cost was $18,194,290. Net realized gains on transactions were $2,487,264, and there was no income earned for the period.

(a)	At September 30, 2017, the company was no longer defined as an affiliate, although it was an affiliate company during the period.
(b)	Formerly Fiore Exploration, Ltd.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Notes to Portfolios of Investments (unaudited)	September 30, 2017
Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of September 30, 2017, the total cost of restricted securities was $660,454 and the total value was $627,306, representing 1.61% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc.	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
PentaNova Energy Corp.	08/30/17	$0.08

As of September 30, 2017, the total cost of restricted securities was $10,358,712 and the total value was $9,978,185, representing 10.66% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Aston Bay Holdings, Ltd.	07/07/17	$0.09
Dolly Varden Silver Corp.	09/13/17	$0.50
Genesis Metals Corp.	06/05/17	$0.07
Genesis Metals Corp., Warrants	06/05/17	$0.00
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Sirios Resources, Inc.	07/31/17	$0.23

As of September 30, 2017, the total cost of restricted securities was $1,905,437, and the total value was $2,067,462, representing 1.53% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
AuRico Metals, Inc.	06/28/17	$0.81
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of September 30, 2017, the total cost of restricted securities was $441,742, and the total value was $472,459, representing 0.46% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2017, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written options during the period ended September 30, 2017.

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Notes to Portfolios of Investments (unaudited)	September 30, 2017

Open forward foreign currency contracts as of September 30, 2017, were as follows:

Fund Contract	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
Global Resources Fund	Brown Brothers Harriman	AUD	54,960	USD	43,013	10/3/17-10/4/17	42,916	$(97)
World Precious Minerals Fund	Brown Brothers Harriman	AUD	30,000	USD	23,459	10/3/17	23,386	(73)
Gold and Precious Metals Fund	Brown Brothers Harriman	AUD	180,960	USD	141,507	10/3/17-10/4/17	141,069	(438)
Emerging Europe Fund	Brown Brothers Harriman	TRY	7,000,000	USD	1,986,210	10/20/17	2,017,816	31,606
	Brown Brothers Harriman	EUR	1,500,000	USD	1,766,925	10/31/17	1,758,268	(8,657)
	Brown Brothers Harriman	PLN	8,000,000	USD	2,172,343	10/31/17	2,152,377	(19,966)
China Region Fund	Brown Brothers Harriman	HKD	280,015	USD	35,845	10/3/17-10/4/17	35,843	(2)

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2017:

Location	Global Resources Fund	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value
Purchased options	$2,189,570	$-	$-	$-	$175,000
Unrealized gain on
forward foreign
currency contracts	-	-	-	31,606	-
Liability derivatives
Unrealized loss on
forward foreign
currency contracts	(97)	(73)	(438)	(28,623)	(2)
Total	$2,189,473	$(73)	$(438)	$2,983	$174,998

Notes to Portfolios of Investments (unaudited)	September 30, 2017

Tax Information

The following table presents the income tax basis of the investments owned as of September 30, 2017, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$46,578,613	$38,703	$(25,460)	$13,243
Near-Term Tax Free Fund	71,659,147	653,054	(275,788)	377,266
All American Equity Fund	14,601,617	1,110,229	(419,745)	690,484
Holmes Macro Trends Fund	34,360,597	3,771,769	(1,655,794)	2,115,975
Global Resources Fund	147,420,775	12,291,862	(72,961,123)	(60,669,261)
World Precious Minerals Fund	142,354,209	40,927,993	(51,902,767)	(10,974,774)
Gold and Precious Metals Fund	76,407,148	32,469,437	(11,604,407)	20,865,030
Emerging Europe Fund	35,655,317	8,220,419	(1,793,720)	6,426,699
China Region Fund	14,659,356	8,895,254	(406,004)	8,489,250

Item 2. Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/20/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/20/17

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	11/20/17